Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6.5	$ 6.4	$ 6.4
Interest cost	33.4	34.5	34.9
Expected return on plan assets	(46.6)	(46.6)	(44.8)
Amortization of prior service cost	0.8	0.8	0.8
Recognized actuarial loss	16.0	12.0	9.2
Net periodic benefit cost	10.1	7.1	6.5
Curtailments	(0.2)	0	0
Settlements	38.9	0	0
Total net periodic benefit cost	48.8	7.1	6.5
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.5	0.6	0.5
Interest cost	1.2	1.6	1.7
Expected return on plan assets	(1.6)	(1.7)	(1.5)
Amortization of prior service cost	(0.2)	(0.2)	(0.2)
Recognized actuarial loss	1.1	1.3	1.2
Net periodic benefit cost	1.0	1.6	1.7
Curtailments	0	0	0
Settlements	0	0	0
Total net periodic benefit cost	$ 1.0	$ 1.6	$ 1.7